Pensions and other post-employment benefits - Summary of Average Life Expectancy Assumed (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Actuarial assumption of life expectancy after retirement	60 years
UK | Current
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 1 month 6 days
Female Years	28 years
UK | Projected for 2043
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	28 years 2 months 12 days
Female Years	29 years 2 months 12 days
US | Current
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 3 months 18 days
Female Years	28 years 8 months 12 days
US | Projected for 2043
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	28 years 10 months 24 days
Female Years	30 years 2 months 12 days